Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 3,692,780
Held to maturity, gross unrealized gains	984,015	$ 560,067
Held to maturity, gross unrealized losses	33,122	1,161
Held To Maturity, Amortized Cost	18,254,394	19,246,935
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	19,205,287	19,805,841
Debt Securities, Held-to-maturity, Restricted [Extensible List]	13,400,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	32,583
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	787,503
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	539
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	4,480,283
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	33,122
Held to maturity pledged as collateral, fair value	14,300,000	17,500,000
US Government Agencies Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	8,700,000	11,600,000
Debt Securities, Held-to-maturity	8,100,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	3,692,780	0
Held to maturity, gross unrealized gains	984,015	560,067
Held to maturity, gross unrealized losses	33,122	1,161
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	19,205,287	19,805,841
Debt Securities, Held-to-maturity	18,254,394	19,246,935
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	32,583	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	787,503	820,313
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	539	1,161
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	4,480,283	820,313
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	$ 33,122	$ 1,161